Consolidated Statement of Financial Position - BRL (R$) R$ in Millions	Dec. 31, 2018	Dec. 31, 2017
CURRENT
Cash and cash equivalents	R$ 891	R$ 1,030
Marketable securities	704	1,058
Customers and traders and concession holders - Transport of electricity	4,092	3,885
Concession financial assets	1,071	848
Concession contract assets	131
Recoverable taxes	124	174
Income and social contribution tax credits	387	340
Dividends receivables	120	77
Restricted cash	91	106
Inventories	36	38
Advances to suppliers	7	116
Accounts receivable from the State of Minas Gerais		235
Reimbursement of tariff subsidies payments	91	77
Low-income customer subsidy	30	27
Derivative financial instruments	69
Others	506	526
Current assets before assets classified as held for sale	8,350	8,537
Assets classified as held for sale	19,446
TOTAL CURRENT	27,796	8,537
NON-CURRENT
Marketable securities	109	30
Advances to suppliers	87	7
Customers and traders and concession holders - Transport of electricity	81	255
Recoverable taxes	242	231
Income and social contribution taxes recoverable	6	21
Deferred income and social contribution taxes	2,147	1,871
Escrow deposits	2,502	2,336
Derivative financial instruments	744	9
Accounts receivable from the State of Minas Gerais	246
Others	696	628
Concession financial assets	4,927	6,605
Concession contract assets	1,598
Investments - Equity method	5,235	7,792
Property, plant and equipment	2,662	2,762
Intangible assets	10,777	11,156
Non current assets	32,059	33,703
TOTAL ASSETS	59,855	42,240
CURRENT
Suppliers	1,801	2,343
Regulatory charges	514	513
Profit sharing	79	9
Taxes payable	410	705
Income and social contribution tax	112	115
Interest on equity and dividends payable	864	428
Loans, financing and debentures	2,198	2,371
Payroll and related charges	284	207
Post-employment obligations	253	232
Concession financial liabilities		415
Derivatives financial Instruments		520
Advances from customers	79	233
Others	528	572
Current liabilities before liabilities held for sale	7,122	8,663
Liabilities directly associated to assets held for sale	16,272
TOTAL CURRENT	23,394	8,663
NON-CURRENT
Regulatory charges	179	250
Loans, financing and debentures	12,574	12,027
Taxes payable	29	28
Deferred income and social contribution taxes	728	735
Provisions	641	678
Post-employment obligations	4,736	3,954
Pasep and Cofins taxes to be reimbursed to customers	1,124	1,087
Derivative financial Instruments	419	336
Other obligations	92	152
TOTAL NON-CURRENT	20,522	19,247
TOTAL LIABILITIES	43,916	27,910
EQUITY
Share capital	7,294	6,294
Capital reserves	2,250	1,925
Profit reserves	6,362	5,729
Equity valuation adjustments	(1,327)	(837)
Deemed cost of property, plant and equipment	611	639
Accumulated other comprehensive income	(1,938)	(1,476)
Subscription of shares, to be capitalized		1,215
EQUITY ATTRIBUTABLE TO EQUITY HOLDERS OF THE PARENT	14,579	14,326
NON-CONTROLLINGINTERESTS	1,360	4
TOTAL EQUITY	15,939	14,330
TOTAL LIABILITIES AND EQUITY	R$ 59,855	R$ 42,240